MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

                                                               SEMIANNUAL REPORT


Dear Contract Owner,                                             August 20, 1999

We are pleased to present you with the semiannual report for the Mitchell Hutchins Series Trust--Tactical Allocation Portfolio for the six-month period ended June 30, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC]
   The S&P 500 Index advanced an impressive 12.38% for the period. Beginning in early April, market leadership shifted dramatically toward value-oriented stocks and away from the high price-to-earnings growth stocks that led the market for most of the last two years. As investors began to seek undervalued stocks, the performance gap between growth and value narrowed to more normal levels. Value stocks outperformed growth stocks by a significant margin for the six months ended June 30, 1999: the Russell 1000 Value Index gained 12.87% and the Russell 1000 Growth Index returned 10.45%. Smaller- and mid-capitalization stocks also fared well.

   As market leadership broadened, growth stocks again outperformed value stocks in June by about four percentage points. We attribute this broadening to improving global economies, particularly those in Asia and Latin America, which in turn led to a rise in interest rates. The Federal Reserve raised the federal funds rate by 0.25% on June 30 and assumed a neutral stance, meaning no predisposition to raise or lower rates at its meeting in August.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE--TOTAL RETURNS FOR PERIODS ENDED 6/30/99

  Class H Shares                        Cumulative
--------------------------------------------------------------------------------
  Six Months                              11.74%
  Since Inception 9/29/98                 39.66%
--------------------------------------------------------------------------------
  Class I Shares                        Cumulative
--------------------------------------------------------------------------------
  Six Months                                N/A
  Since Inception 1/4/99                  11.75%
--------------------------------------------------------------------------------

Past performance does not guarantee future performance. Total return calculations assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Total returns for periods of less than one year are not annualized. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS

The Portfolio attempts to outperform the S&P 500 Index (the "Index") over the long term with less volatility by shifting assets between stocks and bonds or cash. Management employs the Tactical Allocation Model (the "Model") to determine the Portfolio's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Portfolio may deviate from the recommendations of the Model in certain instances, including meeting diversification requirements. For example, the Portfolio may not invest more than 55% of its total assets in U.S. Treasury obligations, even if the Model indicates a higher percentage.

   The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

Characteristics

                                         Portfolio %          Portfolio %
                                        as of 6/30/99       as of 12/31/98
--------------------------------------------------------------------------------
  Equities                                   98%                 96%
  Cash Equivalents                            2                   4
  Number of Holdings                        467                 467
  Equity Risk Premium                      5.98%               6.37%
  Bond Risk Premium                        0.75%               0.16%
--------------------------------------------------------------------------------

   Throughout the six-month period, the equity risk premium remained above the 5.5% hurdle rate for full investment in equities. Tactical shifts did not affect the Portfolio's performance for the period.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

                                                               SEMIANNUAL REPORT


MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

Top Five Sectors*

                                         Portfolio %          Portfolio %
                                        as of 6/30/99       as of 12/31/98
--------------------------------------------------------------------------------
  Technology                                22.0                 15.9
  Financial Services                        19.7                 18.7
  Consumer Cyclicals                        16.0                 13.8
  Healthcare                                11.6                 12.3
  Utilities                                 10.5                 10.7
--------------------------------------------------------------------------------
  Top Five Total                            79.8                 71.4

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

Top Ten Holdings*

                                         Portfolio %          Portfolio %
                                        as of 6/30/99       as of 12/31/98
--------------------------------------------------------------------------------
  Microsoft Corp.                            4.0                  3.3
  General Electric Co.                       3.2                  3.2
  International Business Machines            2.1                  1.7
  Wal-Mart Stores, Inc.                      1.9                  1.8
  Cisco Systems, Inc.                        1.8                  1.4
  Lucent Technologies, Inc.                  1.8                  1.4
  Intel Corp.                                1.7                  1.9
  Exxon Corp.                                1.6                  1.7
  AT&T Corp.                                 1.6                  1.3
  Merck & Co., Inc.                          1.5                  1.7
--------------------------------------------------------------------------------

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,



/s/ Margo Alexander              /s/ Brian M. Storms

MARGO ALEXANDER                  BRIAN M. STORMS
Chairman and                     President and
Chief Executive Officer          Chief Operating Officer
Mitchell Hutchins                Mitchell Hutchins
Asset Management Inc.            Asset Management Inc.



* Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio's composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                                JUNE 30, 1999(UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------
COMMON STOCKS--100.07%
AGRICULTURE, FOOD & BEVERAGE--3.94%
    1,800  Archer-Daniels-Midland Co. .............  $      27,788
      800  Bestfoods Co. ..........................         39,600
    1,300  Campbell Soup Co. ......................         60,287
    7,400  The Coca-Cola Co. ......................        462,500
    1,300  Coca-Cola Enterprises, Inc. ............         38,675
    1,500  Conagra, Inc. ..........................         39,938
      500  General Mills, Inc. ....................         40,187
    1,100  Heinz, H. J. and Co. ...................         55,137
      400  Hershey Foods Corp. ....................         23,750
    1,200  Kellogg Co. ............................         39,600
    1,000  Nabisco Group Holdings Corp. ...........         19,563
    4,400  Pepsico, Inc. ..........................        170,225
      700  Pioneer Hi-Bred International, Inc. ....         27,256
      400  Quaker Oats Co. ........................         26,550
    2,700  Sara Lee Corp. .........................         61,256
      400  Supervalue, Inc. .......................         10,275
    1,000  Sysco Corp. ............................         29,813
    1,700  Unilever N.V. ..........................        118,575
      400  Wrigley, Wm. Jr. Co. ...................         36,000
                                                     -------------
                                                         1,326,975
                                                     -------------
AIRLINES--0.29%
      500  AMR Corp.*..............................         34,125
      400  Delta Air Lines, Inc. ..................         23,050
    1,000  Southwest Airlines Co. .................         31,125
      200  US Airways Group, Inc.*.................          8,713
                                                     -------------
                                                            97,013
                                                     -------------
ALCOHOL--0.54%
    1,400  Anheuser-Busch Companies, Inc. .........         99,312
      200  Brown Forman Corp. .....................         13,038
      100  Coors Adolph Co. .......................          4,950
    1,300  Seagram Co. Ltd. .......................         65,488
                                                     -------------
                                                           182,788
                                                     -------------
APPAREL, RETAIL--0.61%
    2,600  Gap, Inc. ..............................        130,975
      600  Limited, Inc. ..........................         27,225
      400  Nordstrom, Inc. ........................         13,400
    1,000  TJX Companies, Inc. ....................         33,313
                                                     -------------
                                                           204,913
                                                     -------------
APPAREL, TEXTILES--0.24%
      200  Liz Claiborne, Inc. ....................          7,300
      900  Nike, Inc. .............................         56,981
      400  V. F. Corp. ............................         17,100
                                                     -------------
                                                            81,381
                                                     -------------

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

BANKS--8.21%
      500  Amsouth Bancorporation..................  $      11,594
    2,300  Bank of New York Co. Inc. ..............         84,381
    3,600  Bank One Corp. .........................        214,425
    5,200  BankAmerica Corp. ......................        381,225
      900  BankBoston Corp. .......................         46,013
      900  BB&T Corp. .............................         33,019
    2,500  Chase Manhattan Corp. ..................        216,562
   10,200  Citigroup, Inc. ........................        484,500
      500  Comerica, Inc. .........................         29,719
      800  Fifth Third Bancorp.....................         53,250
    2,900  First Union Corp. ......................        136,300
    2,000  Firstar Corp. ..........................         56,000
    1,700  Fleet Financial Group, Inc. ............         75,437
      600  Huntington Bancshares, Inc. ............         21,000
      500  J.P. Morgan & Co., Inc. ................         70,250
    1,400  KeyCorp. ...............................         44,975
    1,600  Mellon Bank Corp. ......................         58,200
      500  Mercantile Bancorporation, Inc. ........         28,563
      900  National City Corp. ....................         58,950
      300  Northern Trust Corp. ...................         29,100
      900  PNC Bank Corp. .........................         51,862
      700  Regions Financial Corp. ................         26,906
      300  Republic New York Corp. ................         20,456
      500  SouthTrust Corp. .......................         19,188
      500  State Street Corp. .....................         42,688
      500  Summit Bancorp, Inc. ...................         20,906
    1,000  Suntrust Banks, Inc. ...................         69,437
      800  Synovus Financial Corp. ................         15,900
      500  Union Planters Corp. ...................         22,344
    2,200  US Bancorp, Inc. .......................         74,800
      600  Wachovia Corp. .........................         51,337
    5,000  Wells Fargo and Co. ....................        213,750
                                                     -------------
                                                         2,763,037
                                                     -------------
CHEMICALS--2.35%
      700  Air Products & Chemicals, Inc. .........         28,175
      200  Ashland, Inc. ..........................          8,025
      300  Avery Dennison Corp. ...................         18,113
      700  Dow Chemical Co. .......................         88,812
    3,400  DuPont (E.I.) de Nemours & Co. .........        232,262
      200  Eastman Chemical Co. ...................         10,350
      400  Ecolab, Inc. ...........................         17,450
      400  Engelhard Corp. ........................          9,050
      100  FMC Corp.*..............................          6,831
      200  Great Lakes Chemical Corp. .............          9,213
      300  Hercules, Inc. .........................         11,794
      800  Illinois Tool Works, Inc. ..............         65,600
    1,200  Minnesota Mining & Manufacturing Co. ...        104,325
      200  Nalco Chemical Co. .....................         10,375

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
CHEMICALS--(CONCLUDED)

    1,100  Occidental Petroleum Corp. .............  $      23,237
      500  PPG Industries, Inc. ...................         29,531
      500  Praxair, Inc. ..........................         24,469
      611  Rohm & Haas Co. ........................         26,197
      300  Sealed Air Corp.*.......................         19,463
      500  Sherwin Williams Co. ...................         13,875
      600  Tenneco, Inc. ..........................         14,325
      400  Union Carbide Corp. ....................         19,500
                                                     -------------
                                                           790,972
                                                     -------------
COMPUTER HARDWARE--7.94%
      500  Apple Computer, Inc.*...................         23,156
      500  Cabletron Systems, Inc.*................          6,500
    9,600  Cisco Systems, Inc.*....................        617,400
    5,100  Compaq Computer Corp. ..................        120,806
    7,600  Dell Computer Corp.*....................        281,200
    3,000  EMC Corp.*..............................        165,000
      500  Gateway, Inc.*..........................         29,500
    3,100  Hewlett-Packard Co. ....................        311,550
      500  Ikon Office Solutions, Inc. ............          7,500
    5,500  International Business Machines.........        710,875
      200  Network Appliance, Inc.*................         11,175
      800  Pitney Bowes, Inc. .....................         51,400
      700  Seagate Technology, Inc.*...............         17,938
      600  Silicon Graphics, Inc.*.................          9,825
    2,300  Sun Microsystems, Inc.*.................        158,413
    1,100  3Com Corp.*.............................         29,356
    2,000  Xerox Corp. ............................        118,125
                                                     -------------
                                                         2,669,719
                                                     -------------
COMPUTER SOFTWARE--5.34%
      200  Adobe Systems, Inc. ....................         16,431
      700  BMC Software, Inc.*.....................         37,800
           Computer Associates International,
    1,600  Inc. ...................................         88,000
    1,100  Compuware Corp.*........................         34,994
   15,300  Microsoft Corp.*........................      1,379,869
    1,000  Novell, Inc.*...........................         26,500
    4,300  Oracle Systems Corp.*...................        159,637
      800  Parametric Technology Corp.*............         11,100
      700  Peoplesoft, Inc.*.......................         12,075
      800  Unisys Corp.*...........................         31,150
                                                     -------------
                                                         1,797,556
                                                     -------------
CONSTRUCTION--0.17%
      100  Armstrong World Industries, Inc. .......          5,781
      200  Centex Corp. ...........................          7,513
      200  Fluor Corp. ............................          8,100
    1,000  Masco Corp. ............................         28,875
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

CONSTRUCTION--(CONCLUDED)

      200  Owens-Corning Fiberglass................  $       6,875
                                                     -------------
                                                            57,144
                                                     -------------
CONSUMER DURABLES--0.16%
      300  Black & Decker Corp. ...................         18,938
      300  Maytag Corp. ...........................         20,906
      200  Whirlpool Corp. ........................         14,800
                                                     -------------
                                                            54,644
                                                     -------------
DEFENSE/AEROSPACE--1.31%
    1,700  Allied Signal, Inc. ....................        107,100
    2,900  Boeing Co. .............................        128,144
      400  General Dynamics Corp. .................         27,400
      200  Goodrich, B.F. Co. .....................          8,500
    1,200  Lockheed Martin Corp. ..................         44,700
      200  Northrop Grumman Corp. .................         13,263
    1,000  Raytheon Co. ...........................         70,375
      500  Textron, Inc. ..........................         41,156
                                                     -------------
                                                           440,638
                                                     -------------
DIVERSIFIED RETAIL--3.02%
      700  Costco Co., Inc.*.......................         56,044
    1,300  Dayton Hudson Corp. ....................         84,500
      300  Dillard Department Stores, Inc. ........         10,537
      600  Federated Department Stores, Inc.*......         31,762
    1,500  K Mart Corp.*...........................         24,656
      500  Kohls Corp.*............................         38,594
    1,000  May Department Stores Co. ..............         40,875
      800  Penney, (J.C.), Inc. ...................         38,850
    1,100  Sears Roebuck & Co. ....................         49,019
   13,300  Wal-Mart Stores, Inc. ..................        641,725
                                                     -------------
                                                         1,016,562
                                                     -------------
DRUGS & MEDICINE--7.84%
      200  Allergan, Inc. .........................         22,200
      300  Alza Corp.*.............................         15,263
    3,900  American Home Products Corp. ...........        224,250
    1,500  Amgen, Inc.*............................         91,312
    6,000  Bristol-Myers Squibb Co. ...............        422,625
      800  Cardinal Health, Inc. ..................         51,300
    3,300  Lilly, Eli & Co. .......................        236,362
      800  McKesson HBOC, Inc. ....................         25,700
    7,100  Merck & Co., Inc. ......................        525,400
    1,900  Monsanto Co. ...........................         74,931
    3,900  Pfizer, Inc. ...........................        428,025
    1,500  Pharmacia & Upjohn, Inc. ADR............         85,219
    4,400  Schering-Plough Corp. ..................        233,200
      300  Sigma-Aldrich Corp. ....................         10,331

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
DRUGS & MEDICINE--(CONCLUDED)

    2,600  Warner Lambert Co. .....................  $     180,375
      300  Watson Pharmaceuticals, Inc.*...........         10,519
                                                     -------------
                                                         2,637,012
                                                     -------------
ELECTRIC UTILITIES--2.08%
      600  AES Corp. ..............................         34,875
      400  Ameren Corp. ...........................         15,350
      600  American Electric Power, Inc. ..........         22,537
      500  Carolina Power & Light Co. .............         21,406
      700  Central & South West Corp. .............         16,363
      500  Cinergy Corp. ..........................         16,000
      300  CMS Energy Corp. .......................         12,563
           Consolidated Edison Co. of New
      700  York, Inc. .............................         31,675
      500  Constellation Energy Group, Inc. .......         14,813
      600  Dominion Resources, Inc. ...............         25,987
      400  DTE Energy Co. .........................         16,000
    1,100  Duke Energy Corp. ......................         59,812
    1,000  Edison International, Inc. .............         26,750
      700  Entergy Corp. ..........................         21,875
      700  FirstEnergy Corp. ......................         21,700
      300  Florida Progress Corp. .................         12,394
      500  FPL Group, Inc. ........................         27,312
      400  General Public Utilities Corp. .........         16,875
      400  New Century Energies, Inc. .............         15,525
      600  Niagara Mohawk Holdings, Inc.*..........          9,638
      500  Northern States Power Co. ..............         12,094
      900  PacifiCorp. ............................         16,538
      500  PECO Energy Co. ........................         20,938
      500  Pennsylvania Power & Light Co. .........         15,375
    1,100  PG&E Corp. .............................         35,750
      600  Public Service Enterprise Group, Inc. ..         24,525
      900  Reliant Energy, Inc. ...................         24,862
    2,100  Southern Co. ...........................         55,650
      800  Texas Utilities Co. ....................         33,000
      600  Unicom Corp. ...........................         23,137
                                                     -------------
                                                           701,319
                                                     -------------
ELECTRICAL EQUIPMENT--4.06%
      700  Corning, Inc. ..........................         49,087
      400  Danaher Corp. ..........................         23,250
      200  Eaton Corp. ............................         18,400
      500  General Instrument Corp.*...............         21,250
      300  Harris Corp. ...........................         11,756
      400  Honeywell, Inc. ........................         46,350
      300  ITT Industries, Inc. ...................         11,438
      300  Johnson Controls, Inc. .................         20,794
      300  KLA-Tencor Corp.*.......................         19,463
    9,090  Lucent Technologies, Inc. ..............        613,007
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

ELECTRICAL EQUIPMENT--(CONCLUDED)

      100  Millipore Corp. ........................  $       4,056
    1,800  Motorola, Inc. .........................        170,550
    2,000  Nortel Networks Corp. ..................        173,625
      200  PE Corp. ...............................         22,950
      200  Raychem Corp. ..........................          7,400
      200  Scientific-Atlanta, Inc. ...............          7,200
      800  Solectron Corp.*........................         53,350
    1,200  Tellabs, Inc.*..........................         81,075
      500  Thermo Electron Corp.*..................         10,031
                                                     -------------
                                                         1,365,032
                                                     -------------
ELECTRICAL POWER--0.53%
      300  Cooper Industries, Inc. ................         15,600
      100  Cummins Engine Co., Inc. ...............          5,713
    1,300  Emerson Electric Co. ...................         81,737
      300  Grainger, W.W., Inc. ...................         16,144
      200  Phelps Dodge Corp. .....................         12,387
      600  Rockwell International Corp. ...........         36,450
      200  Thomas & Betts Corp. ...................          9,450
                                                     -------------
                                                           177,481
                                                     -------------
ENERGY RESERVES & PRODUCTION--5.09%
      300  Amerada Hess Corp. .....................         17,850
      400  Anadarko Petroleum Corp. ...............         14,725
      300  Apache Corp. ...........................         11,700
    1,000  Atlantic Richfield Co. .................         83,563
      500  Burlington Resources, Inc. .............         21,625
    2,000  Chevron Corp. ..........................        190,375
    7,300  Exxon Corp. ............................        563,012
      300  Kerr-McGee Corp. .......................         15,056
    2,300  Mobil Corp. ............................        227,700
      800  Phillips Petroleum Co. .................         40,250
    6,400  Royal Dutch Petroleum Co. ADR...........        385,600
    1,600  Texaco, Inc. ...........................        100,000
      800  Union Pacific Resources Group, Inc. ....         13,050
      700  Unocal Corp. ...........................         27,738
                                                     -------------
                                                         1,712,244
                                                     -------------
ENTERTAINMENT--0.28%
    1,800  Carnival Corp. .........................         87,300
      200  King World Productions, Inc.*...........          6,963
                                                     -------------
                                                            94,263
                                                     -------------
ENVIRONMENTAL SERVICES--0.35%
      500  Browning Ferris Industries, Inc. .......         21,500
    1,800  Waste Management, Inc. .................         96,750
                                                     -------------
                                                           118,250
                                                     -------------

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--6.45%
    1,400  American Express Co. ...................  $     182,175
      800  AON Corp. ..............................         33,000
    2,200  Associates First Capital Corp. .........         97,487
      300  Block, H&R, Inc. .......................         15,000
      600  Capital One Financial Corp. ............         33,413
    2,300  Cendant Corp.*..........................         47,150
      300  Countrywide Credit Industries, Inc. ....         12,825
      400  Equifax, Inc. ..........................         14,275
    2,100  Federal Home Loan Mortgage Corp. .......        121,800
    3,100  Federal National Mortgage Association...        211,962
    9,800  General Electric Co. ...................      1,107,400
    1,400  Household International, Inc. ..........         66,325
      300  Kansas City Southern Industries, Inc. ..         19,144
      800  Marsh & McLennan Co., Inc. .............         60,400
    2,400  MBNA Corp. .............................         73,500
      400  Providian Financial Corp. ..............         37,400
      500  SLM Holding Corp. ......................         22,906
      200  Temple-Inland, Inc. ....................         13,650
                                                     -------------
                                                         2,169,812
                                                     -------------
FOOD RETAIL--0.68%
    1,304  Albertson's, Inc. ......................         67,237
    2,500  Kroger Co.*.............................         69,844
    1,500  Safeway, Inc.*..........................         74,250
      500  Winn Dixie Stores, Inc. ................         18,469
                                                     -------------
                                                           229,800
                                                     -------------
FOREST PRODUCTS, PAPER--0.95%
      200  Bemis, Inc. ............................          7,950
      200  Boise Cascade Corp. ....................          8,575
      300  Champion International Corp. ...........         14,363
      700  Fort James Corp. .......................         26,512
      500  Georgia-Pacific Corp. ..................         23,687
    1,200  International Paper Co. ................         60,600
    1,600  Kimberly Clark Corp. ...................         91,200
      400  Louisiana Pacific Corp. ................          9,500
      300  Mead Corp. .............................         12,525
      300  Westvaco Corp. .........................          8,700
      600  Weyerhaeuser Co. .......................         41,250
      300  Willamette Industries, Inc. ............         13,819
                                                     -------------
                                                           318,681
                                                     -------------
FREIGHT, AIR, SEA & LAND--0.17%
      900  FDX Corp.*..............................         48,825
    1,100  Laidlaw, Inc. ..........................          8,113
                                                     -------------
                                                            56,938
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

GAS UTILITY--0.17%
      300  Columbia Energy Group...................  $      18,806
      300  Consolidated Natural Gas Co. ...........         18,225
      100  NICOR, Inc. ............................          3,806
      700  Sempra Energy...........................         15,838
                                                     -------------
                                                            56,675
                                                     -------------
HEAVY MACHINERY--0.31%
      200  Case Corp. .............................          9,625
    1,100  Caterpillar, Inc. ......................         66,000
      700  Deere & Co. ............................         27,738
                                                     -------------
                                                           103,363
                                                     -------------
HOTELS--0.09%
      400  Harrah's Entertainment, Inc.*...........          8,800
      800  Hilton Hotels Corp. ....................         11,350
      600  Mirage Resorts, Inc.*...................         10,050
                                                     -------------
                                                            30,200
                                                     -------------
HOUSEHOLD PRODUCTS--2.32%
      200  Alberto Culver Co. .....................          5,325
      800  Avon Products, Inc. ....................         44,400
      400  Clorox Co. .............................         42,725
      900  Colgate-Palmolive Co. ..................         88,875
      500  Fortune Brands, Inc. ...................         20,687
    3,300  Gillette Co. ...........................        135,300
      300  International Flavors and Fragrances....         13,313
      100  National Service Industries, Inc. ......          3,600
      800  Newell Rubbermaid, Inc. ................         37,200
    4,000  Procter & Gamble Co. ...................        357,000
    1,000  Ralston Purina Co. .....................         30,437
                                                     -------------
                                                           778,862
                                                     -------------
INDUSTRIAL PARTS--0.61%
      200  Crane Co. ..............................          6,288
      600  Dover Corp. ............................         21,000
      500  Ingersoll Rand Co. .....................         32,312
      200  McDermott International, Inc. ..........          5,650
      400  Pall Corp. .............................          8,875
      300  Parker-Hannifin Corp. ..................         13,725
      200  Snap-On, Inc. ..........................          7,238
      300  Stanley Works...........................          9,656
    1,400  United Technologies Corp. ..............        100,362
                                                     -------------
                                                           205,106
                                                     -------------
INDUSTRIAL SERVICES/SUPPLIES--0.02%
      200  Ryder Systems, Inc. ....................          5,200
                                                     -------------

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)

INFORMATION & COMPUTER SERVICES--2.36%
    3,300  America Online, Inc.*...................  $     364,650
    1,800  Automatic Data Processing, Inc. ........         79,200
      400  Ceridian Corp.*.........................         13,075
      500  Computer Sciences Corp.*................         34,594
      500  Dun & Bradstreet Corp. .................         17,719
    1,500  Electronic Data Systems Corp. ..........         84,843
    1,300  First Data Corp. .......................         63,619
    1,000  IMS Health, Inc. .......................         31,250
      400  Interpublic Group Co., Inc. ............         34,650
      500  Omnicom Group, Inc. ....................         40,000
      700  Paychex, Inc. ..........................         22,312
      100  Shared Medical System Corp. ............          6,525
                                                     -------------
                                                           792,437
                                                     -------------
LEISURE--0.38%
      300  Brunswick Corp. ........................          8,363
    1,000  Eastman Kodak Co. ......................         67,750
      600  Hasbro, Inc. ...........................         16,762
    1,300  Mattel, Inc. ...........................         34,369
                                                     -------------
                                                           127,244
                                                     -------------
LIFE INSURANCE--1.04%
      400  Aetna Life & Casualty Co. ..............         35,775
      800  AFLAC, Inc. ............................         38,300
      800  American General Corp. .................         60,300
      600  CIGNA Corp. ............................         53,400
    1,000  Conseco, Inc. ..........................         30,438
      300  Jefferson-Pilot Corp. ..................         19,856
      600  Lincoln National Corp. .................         31,387
      400  Provident Cos, Inc. ....................         16,000
      400  Torchmark, Inc. ........................         13,650
      400  Transamerica Corp. .....................         30,000
      400  UNUM Corp. .............................         21,900
                                                     -------------
                                                           351,006
                                                     -------------
LONG DISTANCE & PHONE COMPANIES--7.93%
    3,300  Ameritech Corp. ........................        242,550
    9,600  AT&T Corp. .............................        535,800
    4,700  Bell Atlantic Corp. ....................        307,262
    5,700  BellSouth Corp. ........................        267,187
      400  Century Telephone Enterprises, Inc.*....         15,900
      500  Frontier Corp. .........................         29,500
    2,900  GTE Corp. ..............................        219,675
    5,600  MCI WorldCom, Inc.*.....................        481,950
    5,900  SBC Communications, Inc. ...............        342,200
    2,600  Sprint Corp. ...........................        137,313
    1,500  U.S. West, Inc. ........................         88,125
                                                     -------------
                                                         2,667,462
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

MEDIA--2.88%
    2,100  CBS Corp.*..............................  $      91,219
    1,000  Clear Channel Communications*...........         68,938
    2,200  Comcast Corp., Class A..................         84,562
    6,200  Disney, Walt Co. .......................        191,037
    1,800  Mediaone Group, Inc.*...................        133,875
      200  Meredith Corp. .........................          6,925
    3,600  Time Warner, Inc. ......................        264,600
      400  Tribune Co. ............................         34,850
    2,100  Viacom, Inc., Class B*..................         92,400
                                                     -------------
                                                           968,406
                                                     -------------
MEDICAL PRODUCTS--3.57%
    4,600  Abbott Laboratories.....................        209,300
      200  Bard, C.R., Inc. .......................          9,563
      200  Bausch & Lomb, Inc. ....................         15,300
      900  Baxter International, Inc. .............         54,562
      700  Becton, Dickinson & Co. ................         21,000
      300  Biomet, Inc. ...........................         11,925
    1,200  Boston Scientific Corp.*................         52,725
      900  Guidant Corp. ..........................         46,294
    4,000  Johnson & Johnson.......................        392,000
      200  Mallinckrodt Group, Inc. ...............          7,275
    1,700  Medtronic, Inc. ........................        132,387
      300  St. Jude Medical, Inc.*.................         10,688
    2,500  Tyco International Ltd. ................        236,875
                                                     -------------
                                                         1,199,894
                                                     -------------
MEDICAL PROVIDERS--0.46%
    1,700  Columbia/HCA Healthcare Corp. ..........         38,781
      300  HCR Manor Care, Inc.*...................          7,256
    1,300  HEALTHSOUTH Corp.*......................         19,419
      500  Humana, Inc.*...........................          6,469
      800  Service Corp. International.............         15,400
    1,000  Tenet Healthcare Corp.*.................         18,563
      500  United Healthcare Corp. ................         31,312
      200  Wellpoint Health Networks, Inc.*........         16,975
                                                     -------------
                                                           154,175
                                                     -------------
MINING & METALS--0.54%
      700  Alcan Aluminum Ltd. ....................         22,356
    1,100  Alcoa, Inc. ............................         68,063
      600  Allegheny Teldyne, Inc. ................         13,575
      400  Crown Cork & Seal, Inc. ................         11,400
      300  Cyprus Amax Minerals Co. ...............          4,556
      600  Inco Ltd. ..............................         10,800
      300  Nucor Corp. ............................         14,231
      500  Owens Illinois, Inc.*...................         16,344
      200  Reynolds Metals Co. ....................         11,800

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
MINING & METALS--(CONCLUDED)

      300  USX-U.S. Steel Group, Inc. .............  $       8,100
                                                     -------------
                                                           181,225
                                                     -------------
MOTOR VEHICLES--1.44%
      200  Cooper Tire & Rubber Co. ...............          4,725
      500  DANA Corp. .............................         23,031
    1,700  Delphi Automotive Systems Corp. ........         31,557
    3,600  Ford Motor Co. .........................        203,175
    2,000  General Motors Corp. ...................        132,000
      500  Genuine Parts Co. ......................         17,500
      500  Goodyear Tire & Rubber Co. .............         29,406
      200  Navistar International Corp.*...........         10,000
      200  Paccar, Inc. ...........................         10,675
      400  TRW, Inc. ..............................         21,950
                                                     -------------
                                                           484,019
                                                     -------------
OIL REFINING--0.65%
      600  Coastal Corp. ..........................         24,000
    1,100  Enron Corp. ............................         89,925
      300  Sonat, Inc. ............................          9,938
      300  Sunoco, Inc. ...........................          9,056
      900  USX-Marathon Group......................         29,306
    1,300  Williams Co., Inc. .....................         55,331
                                                     -------------
                                                           217,556
                                                     -------------
OIL SERVICES--0.59%
    1,000  Baker Hughes, Inc. .....................         33,500
    1,300  Halliburton Co. ........................         58,825
      300  Rowan Co., Inc.*........................          5,531
    1,600  Schlumberger Ltd. ......................        101,900
                                                     -------------
                                                           199,756
                                                     -------------
OTHER INSURANCE--2.20%
    2,400  Allstate Corp. .........................         86,100
    3,700  American International Group Inc. ......        433,131
      500  Chubb Corp. ............................         34,750
      500  Cincinnati Financial Corp. .............         18,781
           Hartford Financial Services Group,
      700  Inc. ...................................         40,819
      300  Loews Corp. ............................         23,737
      300  MBIA Inc. ..............................         19,425
      300  MGIC Investment Corp. ..................         14,588
      200  The Progressive Corp. ..................         29,000
      400  SAFECO Corp. ...........................         17,650
      700  St. Paul Co., Inc. .....................         22,269
                                                     -------------
                                                           740,250
                                                     -------------
PRECIOUS METALS--0.18%
    1,200  Barrick Gold Corp. .....................         23,250
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

PRECIOUS METALS--(CONCLUDED)

      500  Freeport-McMoran Copper & Gold, Inc. ...  $       8,969
      800  Homestake Mining Co. ...................          6,550
      500  Newmont Mining Corp. ...................          9,938
    1,000  Placer Dome, Inc. ......................         11,812
                                                     -------------
                                                            60,519
                                                     -------------
PUBLISHING--0.55%
      200  American Greetings Corp., Class A.......          6,025
      200  Deluxe Corp. ...........................          7,788
      400  Donnelley, R.R. & Sons Co. .............         14,825
      300  Dow Jones & Co., Inc. ..................         15,919
      800  Gannett, Inc. ..........................         57,100
      200  Harcourt General, Inc. .................         10,313
      200  Knight Ridder, Inc. ....................         10,987
      600  McGraw-Hill Companies, Inc. ............         32,362
      500  New York Times Co., Class A.............         18,406
      200  Times Mirror Co. .......................         11,850
                                                     -------------
                                                           185,575
                                                     -------------
RAILROADS--0.44%
    1,400  Burlington Northern Santa Fe, Inc. .....         43,400
      700  CSX Corp. ..............................         31,719
    1,100  Norfolk Southern Corp. .................         33,137
      700  Union Pacific Corp. ....................         40,819
                                                     -------------
                                                           149,075
                                                     -------------
RESTAURANTS--0.72%
      400  Darden Restaurants, Inc. ...............          8,725
      700  Marriott International, Inc. ...........         26,163
    4,100  McDonalds Corp. ........................        169,381
      500  Tricon Global Restaurants, Inc.*........         27,062
      400  Wendy's International, Inc. ............         11,325
                                                     -------------
                                                           242,656
                                                     -------------
SECURITIES & ASSET MANAGEMENT--1.40%
      400  Bear Stearns Co., Inc. .................         18,700
    1,200  Charles Schwab Corp. ...................        131,850
      800  Franklin Resources, Inc. ...............         32,500
      400  Lehman Brothers Holdings, Inc. .........         24,900
    1,100  Merrill Lynch & Co., Inc. ..............         87,931
    1,700  Morgan Stanley Dean Witter & Co. .......        174,250
                                                     -------------
                                                           470,131
                                                     -------------
SEMICONDUCTOR--2.74%
      500  Advanced Micro Devices, Inc.*...........          9,031
    1,100  Applied Materials, Inc.*................         81,263
   10,000  Intel Corp. ............................        595,000
      400  LSI Logic Corp.*........................         18,450

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONCLUDED)
SEMICONDUCTOR--(CONCLUDED)

      800  Micron Technology, Inc.*................  $      32,250
      500  National Semiconductor Corp.*...........         12,656
    1,200  Texas Instruments, Inc. ................        174,000
                                                     -------------
                                                           922,650
                                                     -------------
SPECIALTY RETAIL--2.20%
      500  Autozone, Inc.*.........................         15,063
      600  Best Buy Company Inc.*..................         40,500
      300  Circuit City Stores, Inc. ..............         27,900
      300  Consolidated Stores Corp.*..............          8,100
    1,200  CVS Corp. ..............................         60,900
      700  Dollar General Corp. ...................         20,300
    4,400  Home Depot, Inc. .......................        283,525
    1,100  Lowe's Companies, Inc. .................         62,356
    1,100  Office Depot Inc.*......................         24,269
      800  Rite Aid Corp. .........................         19,700
    1,400  Staples Inc.*...........................         43,312
      600  Tandy Corp. ............................         29,325
      800  Toys R Us, Inc.*........................         16,550
    3,000  Walgreen Co. ...........................         88,125
                                                     -------------
                                                           739,925
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

THRIFT--0.25%
      200  Golden West Financial Corp. ............  $      19,600
    1,800  Washington Mutual, Inc. ................         63,675
                                                     -------------
                                                            83,275
                                                     -------------
TOBACCO--0.90%
    7,200  Philip Morris Co. Inc. .................        289,350
      500  UST, Inc. ..............................         14,625
                                                     -------------
                                                           303,975
                                                     -------------
WIRELESS TELECOMMUNICATIONS--0.53%
      800  Alltel Corp. ...........................         57,200
      900  Nextel Communications, Inc.*............         45,169
    1,300  Sprint Corp.*...........................         74,262
                                                     -------------
                                                           176,631
                                                     -------------
Total Common Stocks (cost--$31,708,995)............     33,661,422
                                                     -------------

PRINCIPAL
  AMOUNT
  (000)                                      MATURITY DATE   INTEREST RATE
----------                                   -------------   --------------
REPURCHASE AGREEMENT--2.08%
             Repurchase Agreement dated
             06/30/99 with State Street
             Bank & Trust Company
             collateralized by $712,665
             U.S. Treasury Notes, 5.625%
             due 12/31/99 (value--
             $714,002); proceeds: $700,078
   $700      (cost--$700,000)..............      07/01/99         4.000%              700,000
                                                                              ---------------
Total Investments
  (cost--$32,408,995)--102.15%.............                                        34,361,422
Liabilities in excess of other
  assets--(2.15)%..........................                                          (722,170)
                                                                              ---------------
Net Assets--100.00%........................                                   $    33,639,252
                                                                              ---------------
                                                                              ---------------

---------------

*    Non-Income producing security.
ADR  American Depositary Receipt.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                     JUNE 30, 1999(UNAUDITED)

ASSETS
Investments in securities, at value (cost--$32,408,995).....    $34,361,422
Cash........................................................          3,715
Receivable for investments sold.............................        182,072
Dividends and interest receivable...........................         25,953
Other assets................................................         11,051
                                                              ---------------
Total assets................................................     34,584,213
                                                              ---------------

LIABILITIES
Payable for investments purchased...........................        927,848
Payable to investment adviser and administrator.............         12,085
Accrued expenses and other liabilities......................          5,028
                                                              ---------------
Total liabilities...........................................        944,961
                                                              ---------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount
  authorized)...............................................     27,055,038
Undistributed net investment income.........................         89,223
Accumulated net realized gains from investment
  transactions..............................................      4,542,564
Net unrealized appreciation of investments..................      1,952,427
                                                              ---------------
Net assets..................................................    $33,639,252
                                                              ---------------
                                                              ---------------

CLASS H:
Net assets..................................................    $24,626,097
                                                              ---------------
Shares outstanding..........................................      1,479,342
                                                              ---------------
Net asset value, offering price and redemption value per
  share.....................................................         $16.65
                                                              ---------------
                                                              ---------------

CLASS I:
Net assets..................................................    $ 9,013,155
                                                              ---------------
Shares outstanding..........................................        541,797
                                                              ---------------
Net asset value, offering price and redemption value per
  share.....................................................         $16.64
                                                              ---------------
                                                              ---------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS

                                                               FOR THE SIX
                                                              MONTHS ENDED
                                                              JUNE 30, 1999
                                                               (UNAUDITED)
                                                              -------------

INVESTMENT INCOME:
Dividends and interest (net of foreign withholding taxes of
  $2,379)...................................................   $   196,010
                                                              -------------

EXPENSES:
Investment advisory and administration......................        70,459
Legal and audit.............................................        14,128
Custody and accounting......................................         8,338
Reports and notices to shareholders.........................         7,698
Distribution fees -- Class I................................         4,097
Trustees' fees..............................................         3,750
Interest expense............................................         1,150
Transfer agency fees and related service expenses...........           788
Other expenses..............................................           426
                                                              -------------
                                                                   110,834
Less: Fee waiver from adviser...............................        (4,097)
                                                              -------------
Net expenses................................................       106,737
                                                              -------------
NET INVESTMENT INCOME.......................................        89,273
                                                              -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investments.........................     4,494,370
Net change in unrealized appreciation/depreciation of
  investments...............................................    (1,055,525)
                                                              -------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  ACTIVITIES................................................     3,438,845
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $ 3,528,118
                                                              -------------
                                                              -------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                           FOR THE SIX     FOR THE PERIOD
                                          MONTHS ENDED   SEPTEMBER 28, 1998+
                                          JUNE 30, 1999        THROUGH
                                           (UNAUDITED)    DECEMBER 31, 1998
                                          -------------  -------------------
FROM OPERATIONS:
Net investment income...................   $    89,273      $      28,318
Net realized gains from investments.....     4,494,370            167,248
Net change in unrealized
  appreciation/depreciation of
  investments...........................    (1,055,525)         3,007,952
                                          -------------  -------------------
Net increase in net assets resulting
  from operations.......................     3,528,118          3,203,518
                                          -------------  -------------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...................       --                 (28,368)
Net realized gains from investments.....       --                (119,054)
                                          -------------  -------------------
Total dividends and distributions to
  shareholders..........................       --                (147,422)
                                          -------------  -------------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    26,977,929         19,989,470
Cost of shares repurchased..............   (19,507,754)          (552,029)
Proceeds from dividends reinvested......       147,422           --
                                          -------------  -------------------
Net increase in net assets from
  beneficial interest transactions......     7,617,597         19,437,441
                                          -------------  -------------------
Net increase in net assets..............    11,145,715         22,493,537

NET ASSETS:
Beginning of period.....................    22,493,537           --
                                          -------------  -------------------
End of period (including undistributed
  net investment income of $89,223 at
  June 30, 1999)........................   $33,639,252      $  22,493,537
                                          -------------  -------------------
                                          -------------  -------------------

---------------
+ Commencement of operations.

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered only to insurance company separate accounts which fund certain variable contracts.

  Prior to the commencement of operations on September 28, 1998, the Portfolio had no activity other than the sale of one share for a total amount of $12.00 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio.

  Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

  The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rated basis.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets.

DISTRIBUTION PLAN

  Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 5, 1999 (commencement of issuance of Class I shares) to June 30, 1999, Mitchell Hutchins and the insurance companies waived the entire distribution fee.

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

prevailing market rates in effect at the time of borrowings. On April 14, 1999, the Portfolio borrowed $4,100,000 under the Facility for two days at a rate of 5.05% which resulted in $1,150 of interest expense. The Portfolio did not borrow under the Facility at any other time during the six months ended June 30, 1999.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at June 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At June 30, 1999, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
  over cost)................................................  $ 2,547,114
Gross depreciation (investments having an excess of cost
  over value)...............................................     (594,687)
                                                              -----------
Net unrealized appreciation of investments..................  $ 1,952,427
                                                              -----------
                                                              -----------

  For the six months ended June 30, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $28,136,727 and $20,512,472, respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

  There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                           CLASS H                                         CLASS I
                                -------------------------------------------------------------   -----------------------------
                                                                       FOR THE PERIOD                  FOR THE PERIOD
                                         FOR THE SIX                 SEPTEMBER 28, 1998+              JANUARY 5, 1999++
                                        MONTHS ENDED                       THROUGH                         THROUGH
                                        JUNE 30, 1999                 DECEMBER 31, 1998                 JUNE 30, 1999
                                -----------------------------   -----------------------------   -----------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                ------------   --------------   ------------   --------------   ------------   --------------
Shares sold...................     1,080,942   $   16,451,501      1,547,313   $   19,989,470        664,978   $   10,526,428
Shares repurchased............    (1,120,421)     (17,529,323)       (38,393)        (552,029)      (123,181)      (1,978,431)
Reinvestment of dividends.....         9,901          147,422        --              --              --              --
                                ------------   --------------   ------------   --------------   ------------   --------------
Net increase (decrease).......       (29,578)  $     (930,400)     1,508,920   $   19,437,441        541,797   $    8,547,997
                                ------------   --------------   ------------   --------------   ------------   --------------
                                ------------   --------------   ------------   --------------   ------------   --------------

---------------
+  Commencement of operations.
++  Commencement of issuance of shares.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                       CLASS H                      CLASS I
                                          ---------------------------------     ---------------
                                                            FOR THE PERIOD      FOR THE PERIOD
                                                             SEPTEMBER 28,        JANUARY 5,
                                           FOR THE SIX           1998+              1999++
                                          MONTHS ENDED          THROUGH             THROUGH
                                          JUNE 30, 1999      DECEMBER 31,        JUNE 30, 1999
                                           (UNAUDITED)           1998             (UNAUDITED)
                                          -------------     ---------------     ---------------
Net asset value, beginning of period....  $      14.91      $        12.00      $        14.89
                                          -------------            -------             -------
Net investment income...................          0.05@               0.02                0.05@
Net realized and unrealized gains from
 investments............................          1.69@               2.99                1.70@
                                          -------------            -------             -------
Net increase from investment
 operations.............................          1.74                3.01                1.75
                                          -------------            -------             -------
Dividends from net investment income....          0.00               (0.02)               0.00
Distributions from net realized gains
 from investments.......................          0.00               (0.08)               0.00
                                          -------------            -------             -------
Total dividends and distributions to
 shareholders...........................          0.00               (0.10)               0.00
                                          -------------            -------             -------
Net asset value, end of period..........  $      16.65      $        14.91      $        16.64
                                          -------------            -------             -------
                                          -------------            -------             -------
Total investment return(1)..............         11.74%              24.98%              11.75%
                                          -------------            -------             -------
                                          -------------            -------             -------

Ratios/Supplemental data:
Net assets, end of period (000's).......  $     24,626      $       22,494      $        9,013
Expenses to average net assets, before
 waiver from adviser....................          0.75%*              0.95%*              1.04%*
Expenses to average net assets, after
 waiver from adviser....................          0.75%*              0.95%*              0.79%*
Net investment income to average net
 assets, before waiver from adviser.....          0.62%*              0.77%*              0.48%*
Net investment income to average net
 assets, after waiver from adviser......          0.62%*              0.77%*              0.73%*
Portfolio turnover rate.................            70%                  6%                 70%

---------------
+  Commencement of operations.
++  Commencement of issuance of shares.
*  Annualized.
@  Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

-C- 1999 PAINEWEBBER INCORPORATED


[GRAPHIC]


--------------------------------------------------------------------------------

MITCHELL

HUTCHINS SERIES

TRUST



TACTICAL

ALLOCATION

PORTFOLIO


SEMIANNUAL REPORT





JUNE 30, 1999